Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	AMERICAN FUNDS INFLATION LINKED BOND FUND
Central Index Key	0001553197
Amendment Flag	false
Document Creation Date	Jan. 31, 2014
Document Effective Date	Feb. 01, 2014
Prospectus Date	Feb. 01, 2014